THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.6%
Airbus ADR	184,000	$7,304,800
RTX	139,000	12,665,680

		19,970,480

AIR FREIGHT & LOGISTICS — 2.6%
United Parcel Service, Cl B	67,000	9,507,300

AIRLINES — 2.2%
Delta Air Lines	200,000	7,828,000

BANKS — 4.8%
JPMorgan Chase	52,000	9,066,720
PNC Financial Services Group	54,000	8,165,340

		17,232,060

BEVERAGES — 3.0%
Constellation Brands, Cl A	44,000	10,783,520

BROADLINE RETAIL — 3.0%
Amazon.com *	70,000	10,864,000

CAPITAL MARKETS — 7.8%
CME Group, Cl A	45,000	9,262,800
Goldman Sachs Group	27,800	10,675,478
Intercontinental Exchange	62,000	7,894,460

		27,832,738

CHEMICALS — 4.9%
Corteva	138,000	6,276,240
PPG Industries	80,000	11,283,200

		17,559,440

CONSUMER FINANCE — 3.2%
American Express	58,000	11,642,920

CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Sysco	126,000	10,197,180

ELECTRICAL EQUIPMENT — 2.0%
Rockwell Automation	28,000	7,091,840

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 3.0%
TE Connectivity	74,000	10,522,060

FINANCIAL SERVICES — 2.1%
Mastercard, Cl A	17,000	7,636,910

GROUND TRANSPORTATION — 4.8%
Uber Technologies *	81,000	5,286,870
Union Pacific	49,000	11,952,570

		17,239,440

HEALTH CARE EQUIPMENT & SERVICES — 3.0%
Medtronic	124,000	10,854,960

HEALTH CARE PROVIDERS & SERVICES — 6.1%
Centene *	146,000	10,995,260
Laboratory Corp of America Holdings	49,000	10,892,700

		21,887,960

HOUSEHOLD PRODUCTS — 2.8%
Colgate-Palmolive	119,000	10,019,800

INSURANCE — 3.0%
Chubb	44,000	10,780,000

INTERACTIVE MEDIA & SERVICES — 2.8%
Alphabet, Cl A *	72,000	10,087,200

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Waters *	26,000	8,260,460

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

MULTI-UTILITIES — 2.6%
Sempra	128,000	$9,159,680

OIL, GAS & CONSUMABLE FUELS — 9.4%
Cenovus Energy	605,000	9,788,900
Chevron	71,000	10,467,530
ConocoPhillips	60,000	6,712,200
Williams	190,000	6,585,400

		33,554,030

PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb	175,000	8,552,250
Johnson & Johnson	65,000	10,328,500

		18,880,750

SEMI-CONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Applied Materials	42,000	6,900,600
Marvell Technology	131,000	8,868,700
Texas Instruments	68,000	10,888,160

		26,657,460

SPECIALTY RETAIL — 2.0%
TJX	76,000	7,213,160

TOTAL COMMON STOCK (Cost $271,849,151)		353,263,348

SHORT-TERM INVESTMENT — 1.2%

First American Treasury Obligation Fund 5.372% (A) (Cost $4,125,285)	4,125,285	4,125,285

TOTAL INVESTMENTS— 99.7% (Cost $275,974,436)		$357,388,633

Percentages are based on Net Assets of $358,573,141.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2024.

ADR — American Depository Receipt

Cl — Class

CMB-QH-007-3300

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%

	Shares	Value

AUSTRALIA — 2.0%
Santos	677,000	$3,421,528

BELGIUM — 4.8%
KBC Group	68,000	4,435,731
UCB	37,000	3,480,416

		7,916,147

CANADA — 4.1%
Agnico Eagle Mines	62,000	3,047,920
Suncor Energy	114,700	3,798,864

		6,846,784

FRANCE — 9.4%
Air Liquide	11,100	2,077,172
Airbus	15,000	2,389,279
Capgemini	21,500	4,779,889
LVMH Moet Hennessy Louis Vuitton	4,100	3,411,428
TotalEnergies	46,400	3,010,214

		15,667,982

GERMANY — 11.3%
Deutsche Post	98,000	4,693,606
Knorr-Bremse	49,000	3,026,529
Merck KGaA	14,000	2,297,049
Puma	53,000	2,132,912
RWE	83,000	3,064,816
SAP	21,000	3,638,163

		18,853,075

HONG KONG — 1.7%
AIA Group	360,000	2,823,271

IRELAND — 1.9%
Bank of Ireland Group	336,000	3,089,837

JAPAN — 20.6%
Chugai Pharmaceutical	112,000	4,028,665
Fuji Electric	78,000	3,906,243
Hitachi	50,400	3,958,937
Mitsubishi Estate	266,000	3,685,675
Murata Manufacturing	120,000	2,423,055
NIDEC CORP	75,000	2,797,261
Nintendo	73,000	4,078,577
Sony Group	31,900	3,128,382
Terumo	111,300	3,767,722
Tokyo Electron Ltd.	13,700	2,542,343

		34,316,860

NETHERLANDS — 2.3%
ING Groep	268,000	3,807,854

NORWAY — 1.7%
Equinor ADR	97,000	2,780,990

SINGAPORE — 3.6%
DBS Group Holdings	125,000	2,960,663
Singapore Telecommunications	1,709,000	3,049,783

		6,010,446

SWITZERLAND — 6.2%
Nestle	26,000	2,962,716
Novartis	27,000	2,792,172
Roche Holding	16,000	4,555,462

		10,310,350

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing ADR	32,000	3,614,720

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 21.6%
BAE Systems	188,000	$2,800,533
Barclays	1,968,000	3,657,186
Bunzl	104,000	4,226,533
Compass Group	125,000	3,442,968
Diageo	103,000	3,720,136
GSK	189,000	3,737,988
Haleon	753,000	3,058,506
Intertek Group	66,000	3,746,200
London Stock Exchange Group	36,100	4,083,413
SSE	159,000	3,386,370

		35,859,833

UNITED STATES — 1.5%
CNH Industrial	208,000	2,496,000

TOTAL COMMON STOCK
(Cost $139,861,160)		157,815,677

SHORT-TERM INVESTMENT — 1.2%

First American Treasury Obligation Fund 5.372% (A)
(Cost $1,948,895)	1,948,895	1,948,895

TOTAL INVESTMENTS — 96.1%
(Cost $141,810,055)		$159,764,572

Percentages are based on Net Assets of $166,174,742.
(A)	The rate reported is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Ltd. — Limited

CMB-QH-008-3300

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value
AEROSPACE & DEFENSE — 1.3%
Mercury Systems *	41,000	$1,216,060

AIR FREIGHT & LOGISTICS — 2.3%
Hub Group, Cl A *	49,000	2,218,720

AUTO COMPONENTS — 4.5%
Atmus Filtration Technologies *	89,000	1,987,370
Gentex	69,500	2,302,535

		4,289,905

BANKS — 9.4%
Prosperity Bancshares	32,200	2,057,902
Texas Capital Bancshares *	40,500	2,470,500
United Bankshares	62,300	2,233,455
United Community Banks	81,600	2,230,944

		8,992,801

BEVERAGES — 1.7%
Duckhorn Portfolio *	189,000	1,631,070

BIOTECHNOLOGY — 2.1%
Exelixis *	90,000	1,958,400

CHEMICALS — 2.1%
Cabot	28,300	2,040,430

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Healthcare Services Group *	143,000	1,349,920

DIVERSIFIED CONSUMER SERVICES — 2.1%
Frontdoor *	61,500	2,014,740

ELECTRIC UTILITIES — 2.3%
IDACORP	24,000	2,221,920

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.3%
Advanced Energy Industries	21,000	2,187,780

HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Globus Medical, Cl A *	42,000	2,217,180

HEALTH CARE PROVIDERS & SERVICES — 11.5%
Addus HomeCare *	28,000	2,424,800
AMN Healthcare Services *	35,300	2,612,553
HealthEquity *	35,300	2,667,974
Innovage Holding *	286,000	1,512,940
US Physical Therapy	19,500	1,799,070

		11,017,337

HEALTH CARE TECHNOLOGY — 2.3%
HealthStream	84,000	2,236,080

HOTELS, RESTAURANTS & LEISURE — 2.5%
Monarch Casino & Resort	35,300	2,433,229

INDUSTRIAL REITS — 2.1%
Innovative Industrial Properties, Cl A	21,500	2,004,445

INSURANCE — 9.7%
Axis Capital Holdings	42,200	2,511,744
First American Financial	40,200	2,426,070
Reinsurance Group of America, Cl A	11,700	2,034,513
RenaissanceRe Holdings	9,800	2,242,534

		9,214,861

LEISURE PRODUCTS — 1.9%
Johnson Outdoors, Cl A	40,000	1,790,400

MACHINERY — 2.4%
Alamo Group	10,800	2,292,624

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

MULTI-UTILITIES — 2.3%
Avista	64,000	$2,176,640

OIL, GAS & CONSUMABLE FUELS — 2.2%
Magnolia Oil & Gas, Cl A	102,500	2,113,550

PROFESSIONAL SERVICES — 11.4%
ASGN *	25,500	2,366,910
Forrester Research *	71,000	1,809,080
Insperity	19,500	2,236,455
NV5 Global *	22,000	2,307,580
WNS Holdings ADR *	31,750	2,201,862

		10,921,887

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap	52,596	2,003,382

RETAIL REITS — 2.1%
NETSTREIT	111,000	2,016,870

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.0%
Diodes *	28,800	1,938,816
Rambus *	36,000	2,467,080
Tower Semiconductor *	69,200	1,996,420
Universal Display	12,700	2,156,079

		8,558,395

SOFTWARE — 4.0%
Cerence *	54,000	1,081,080
Envestnet *	54,000	2,759,400

		3,840,480

TOTAL COMMON STOCK (Cost $88,240,683)		94,959,106

SHORT-TERM INVESTMENT — 5.1%

First American Treasury Obligation Fund 5.372% (A) (Cost $4,900,670)	4,900,670	4,900,670

TOTAL INVESTMENTS— 104.4% (Cost $93,141,353)		$99,859,776

Percentages are based on Net Assets of $95,645,380.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-009-3300

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value

AEROSPACE & DEFENSE — 1.5%
Mercury Systems *	91,210	$2,705,288

AIR FREIGHT & LOGISTICS — 2.6%
Expeditors International of Washington	37,690	4,761,378

AUTO COMPONENTS — 2.9%
Gentex	158,140	5,239,178

BANKS — 2.5%
BOK Financial	53,290	4,467,834

BIOTECHNOLOGY — 1.9%
Incyte *	57,720	3,392,204

BUILDING PRODUCTS — 2.5%
Masco	69,000	4,643,010

CAPITAL MARKETS — 2.5%
Cboe Global Markets	25,250	4,642,212

CONTAINERS & PACKAGING — 2.4%
Packaging Corp of America	27,000	4,478,760

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
IPG Photonics *	39,890	3,904,832
Littelfuse	17,150	4,148,585

		8,053,417

FINANCIAL SERVICES — 5.2%
Euronet Worldwide *	51,000	5,082,150
WEX *	21,810	4,457,746

		9,539,896

FOOD PRODUCT — 2.3%
Lamb Weston Holdings	40,990	4,199,016

GAS UTILITIES — 2.6%
Atmos Energy	41,740	4,755,856

GROUND TRANSPORTATION — 2.8%
JB Hunt Transport Services	25,800	5,185,284

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Dentsply Sirona	138,000	4,795,500

HEALTH CARE PROVIDERS & SERVICES — 7.4%
HealthEquity *	65,730	4,967,873
Molina Healthcare *	12,500	4,455,500
Quest Diagnostics	31,850	4,090,496

		13,513,869

INDUSTRIAL REITS — 2.4%
Americold Realty Trust	160,000	4,400,000

INSURANCE — 11.4%
American Financial Group	40,000	4,816,000
Arch Capital Group *	64,690	5,332,397
Fidelity National Financial	105,360	5,271,161
Reinsurance Group of America, Cl A	31,490	5,475,796

		20,895,354

IT SERVICES — 5.3%
Amdocs	45,810	4,199,861
EPAM Systems *	19,950	5,548,294

		9,748,155

LIFE SCIENCES TOOLS & SERVICES — 8.7%
Bruker	71,020	5,078,640
Charles River Laboratories International *	25,500	5,515,140
Waters *	17,000	5,401,070

		15,994,850

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

MACHINERY — 5.4%
Lincoln Electric Holdings	25,580	$5,684,388
Toro	44,690	4,132,931

		9,817,319

OIL, GAS & CONSUMABLE FUELS — 4.7%
Magnolia Oil & Gas, Cl A	219,690	4,530,008
Targa Resources	47,390	4,026,254

		8,556,262

PROFESSIONAL SERVICES — 2.5%
Maximus	55,270	4,483,502

RETAIL REITS — 2.4%
NNN REIT	111,000	4,477,740

SOFTWARE — 2.7%
Dolby Laboratories, Cl A	58,120	4,834,422

SPECIALTY RETAIL — 2.9%
Ulta Beauty *	10,600	5,321,730

WATER UTILITIES — 2.4%
Essential Utilities	125,000	4,482,500

TOTAL COMMON STOCK (Cost $151,256,739)		177,384,536

SHORT-TERM INVESTMENT — 3.0%

First American Treasury Obligation Fund 5.372% (A) (Cost $5,454,476)	5,454,476	5,454,476

TOTAL INVESTMENTS— 99.9% (Cost $156,711,215)		$182,839,012

Percentages are based on Net Assets of $182,994,182.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2024.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-011-2600

2